CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Administrative expenses
Management salaries and consulting fees	$ 611,800	$ 631,476	$ 590,696
Investor relations and marketing	303,527	1,119,666	233,355
Professional fees	236,758	271,551	327,712
Share-based compensation	234,291	911,261	481,394
Insurance	221,216	291,965	360,050
Listing and filing fees	73,239	68,359	156,758
General and administrative	46,256	44,218	17,915
Travel expenses	29,551	28,801	17,915
Shareholder information	15,914	43,061	50,923
Depreciation	2,779	2,082	354
Operating loss	(1,775,331)	(3,412,440)	(2,237,072)
Write - off of E&E assets	(18,893)	(4,290)	(2,252,786)
Foreign exchange gain (loss)	2,370	(5,745)	4,650
Unrealized fair value gain (loss) on marketable securities	9,734	4,982	(9,051)
Interest and finance income	166,404	338,912	493,743
Loss before taxes	(1,615,716)	(3,078,581)	(4,000,516)
Current income tax expense	(150)	(150)	(155)
Net loss and comprehensive loss for the year	$ (1,615,866)	$ (3,078,731)	$ (4,000,671)
Loss per share - basic and diluted
Basic (in dollars per share)	$ (0.12)	$ (0.23)	$ (0.3)
Diluted (in dollars per share)	$ (0.12)	$ (0.23)	$ (0.3)
Weighted average number of shares
Basic (in shares)	13,433,368	13,271,750	13,271,750
Diluted (in shares)	13,433,368	13,271,750	13,271,750